Note 6 - Common Stock, Preferred Stock, Warrants and Options - Warrants (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Outstanding, number of warrants (in shares) | shares	570,000
Outstanding, weighted-average exercise price (in dollars per share) | $ / shares	$ 0.052
Granted, number of warrants (in shares) | shares	1,620,000
Granted, weighted-average exercise price (in dollars per share) | $ / shares	$ 0.052
Outstanding, number of warrants (in shares) | shares	2,190,000
Outstanding, weighted-average exercise price (in dollars per share) | $ / shares	$ 0.052
Outstanding, weighted-average remaining life (Year)	4 years 109 days
Outstanding, aggregate intrinsic value | $